Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Noncontrolling Interests and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Class A Common Stock		Redeemable Convertible Preferred Stock (All Series)		Redeemable Noncontrolling Interests	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Redeemable Convertible Preferred Stock (Series A)	Total
Balance at Dec. 31, 2019				$ 231,020		$ 73,977				$ (262,208)	$ (1,000)		$ (263,208)
Balance (in Shares) at Dec. 31, 2019	[1]	44,198,935		103,598,936
Stock-based compensation									1,650				1,650
Exercise of stock options and warrants									134				134
Exercise of stock options and warrants (in Shares)	[1]	3,671,785
Issuance of Series C-1 in connection with the acquisition of WTI				$ 27,929
Issuance of Series C-1 in connection with the acquisition of WTI (in Shares)	[1]			8,853,530
Issuance of Series C-1 redeemable convertible preferred stock				$ 12,025
Issuance of Series C-1 redeemable convertible preferred stock (in Shares)	[1]			3,811,908
Accrued dividends on redeemable convertible preferred stock				$ 17,209					(1,784)	(15,425)			(17,209)
Redemption of common stock
Redemption of stock options
Contributions from redeemable noncontrolling interests						10,750
Redemptions by redeemable noncontrolling interests						(17,489)
Distributions to redeemable noncontrolling interests						(3,795)
Net income (loss)						8,409				(49,996)			(49,996)
Balances at Dec. 31, 2020				$ 288,183		71,852				(327,629)	(1,000)		(328,629)
Balances (in Shares) at Dec. 31, 2020	[1]	47,870,720	[2]	116,264,374	[2]		47,870,720
Stock-based compensation									518				518
Exercise of stock options and warrants									245				245
Exercise of stock options and warrants (in Shares)	[2]	732,444
Accrued dividends on redeemable convertible preferred stock				4,842					(763)	(4,079)			(4,842)
Contributions from redeemable noncontrolling interests						21,000
Redemptions by redeemable noncontrolling interests						(2,656)
Distributions to redeemable noncontrolling interests						(1,969)
Net income (loss)						2,767				(76,173)			(76,173)
Balances at Mar. 31, 2021				$ 293,025		90,994				(407,881)	(1,000)		(408,881)
Balances (in Shares) at Mar. 31, 2021	[2]	48,603,164		116,264,374
Balance at Dec. 31, 2020				$ 288,183		71,852				(327,629)	(1,000)		(328,629)
Balance (in Shares) at Dec. 31, 2020	[1]	47,870,720	[2]	116,264,374	[2]		47,870,720
Stock-based compensation									5,039				5,039
Exercise of stock options and warrants									252				252
Exercise of stock options and warrants (in Shares)	[1]						788,774
Accrued dividends on redeemable convertible preferred stock				14,292					(2,606)	(11,686)			(14,292)
Preferred stock conversion				$ (302,475)			$ 12		250,761	51,702			302,475
Preferred stock conversion (in Shares)	[1]			(116,264,374)			116,264,374
Reverse capitalization on September 22, 2021							$ 11		437,948		1,000		438,959
Reverse capitalization on September 22, 2021 (in Shares)	[1]						62,223,940
Redemption of common stock											(9,700)		(9,700)
Redemption of common stock (in Shares)	[1]						(970,000)
Redemption of stock options									(12,741)				(12,741)
Issuance of common stock in connection with the acquisition of Malka Media Group LLC									28,707				28,707
Issuance of common stock in connection with the acquisition of Malka Media Group LLC (in Shares)	[1]						4,181,441
Issuance of common stock in connection with business contracts									815				815
Issuance of common stock in connection with business contracts (in Shares)	[1]						123,199
Contributions from redeemable noncontrolling interests						53,000
Redemptions by redeemable noncontrolling interests						(127,391)
Distributions to redeemable noncontrolling interests						(10,237)
Net income (loss)						12,776				(177,651)			(177,651)
Balances at Dec. 31, 2021		$ 23					$ 23		708,175	(465,264)	(9,700)		233,234
Balances (in Shares) at Dec. 31, 2021		230,482,448					230,482,448	[1]
Stock-based compensation									3,268				3,268
Exercise of stock options and warrants and vesting of RSUs									421				421
Exercise of stock options and warrants and vesting of RSUs (in Shares)		899,901
Issuance of common stock in connection with earnout and make-whole provisions related to the acquisition of Malka Media Group LLC		$ 1							4,682				4,683
Issuance of common stock in connection with earnout and make-whole provisions related to the acquisition of Malka Media Group LLC (in Shares)		4,167,708
Issuance of options and preferred stock in connection with Even Acquisition									8,963			$ 193,647	8,963
Issuance of options and preferred stock in connection with Even Acquisition (in Shares)												28,693,931
Accrued dividends on preferred stock									(1,028)			$ 1,028	(1,028)
Other									(1,087)	960			(127)
Net income (loss)										(6,000)			(6,000)
Balances at Mar. 31, 2022		$ 24							$ 723,394	$ (470,304)	$ (9,700)	$ 194,675	$ 243,414
Balances (in Shares) at Mar. 31, 2022		235,550,057										28,693,931

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.
[2]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at the Exchange Ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination,” for details.